Securities Act File #: 33340337
                                       Investment Company Act File #: 811-8307

                                     UNITES STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____
Post-Effective Amendment No.  1                              X

                                       and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 _

   Amendment No.
                          (Check appropriate box or boxes)

                               Ensign Investors, Inc.
---------------------------------------------------------------------
                 (Exact Name of Registrant as Specified in Charter)

   9921 S. Treasure Circle, South Jordan, Utah                  84095
---------------------------------------------------------      --------
        (Address of Principal Executive Offices)             (Zip Code)

Registrant's Telephone Number, including Area Code       (801) 253-9647
                                                   ----------------------
   Stanley M. Wells, 9921 S. Treasure Circle, South Jordan, Utah 84095
----------------------------------------------------------------------------
                 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering
                                            -------------------------------

It is proposed that this filing will become effective (check appropriate box)

X   Immediately upon filing pursuant to paragraph (b)
_   on (date) pursuant to paragraph (b)
_   60 Days after filing pursuant to paragraph (a)
_   on (date) pursuant to paragraph (a) of rule 485


Title of Securities Registered: Ensign Investors Value Fund
Shares of Common Stock



Item 32. Undertakings

(b) post-effective amendment, presenting financial statements within four to six months from the effective date of this registration will be filed within six months from the effective date of this registration.

Statement of Assets and Liabilities

                                                                  May 31, 1999
                                                                 -------------
Assets:

Investment securities, at value (cost $335,188)                       $402,804
Interest and dividends receivable                                          655
Receivable for investments sold                                         24,275
                                                                      --------
     Total Assets                                                      427,734
                                                                      --------
Liabilities:

Current liabilities - related party accounts payable                       431
                                                                      --------
Net assets applicable to outstanding capital shares -
  authorized 500,000,000 shares of $0.10 par value;
  outstanding 376,883 shares                                          $427,303
                                                                      ========

     Net asset value per share                                        $   1.13

Schedule of Investments in Securities
                                                                  May 31, 1999
                                         -------------------------------------
                                          Principal
                                          Amount or         Market
                                           Shares           Value      Percent
                                         -------------------------------------
Common Stock, 86%
  Retail:                                                                  6%
     Albertson's, Inc.                      200          $ 10,700
     Autozone, Inc.                         500            14,468
  Building and Construction:                                               5%
     Clayton Homes, Inc.                  1,700            19,444
  Medical/Dental Supplies:                                                 6%
     Stryker Corp.                          400            23,800
  Consumer Products:                                                      14%
     Newell Company                         600            24,300
     Gillette Co.                           300            15,300
     Diebold, Inc.                          500            14,062
     Leggett & Platt                        300             7,912
  Business Information Services:                                           2%
     Reuters Group Plc.                     120             9,975
  Diversified Operations:                                                  9%
     Federal Signal Corp.                   900            21,544
     Johnson Controls                       200            12,613
     Dover Corp.                            100             3,769
  Telecommunications:                                                      8%
     Andrew Corp.                         1,200            18,600
     L.M. Ericsson Telephone Co.            600            16,163
  Transportation:                                                          6%
     Air Express International Corp.      1,000            25,000
  Computer Services:                                                       2%
     Automatic Data Processing, Inc.        200             8,237
  Pharmaceutical:                                                          3%
     Bristol Meyers Squibb                  200            13,750
  Scientific and Technical Inst.:                                          3%
     Emerson Electric Co.                   200            12,775
  High-Tech:                                                               5%
     Intel Corp.                            400            21,625
  Chemicals:                                                               4%
     RPM, Inc.                            1,100            15,263
  Oil & Gas Operations:                                                    8%
     Questar Corp.                          200             3,812
     Nabors Industires, Inc.                600            12,000
     Schlumberger Ltd.                      300            18,056
  Regional Banks:                                                          1%
     Zions Bancorporation                   100             6,375
                                                         --------
  Total common stock, (cost $315,401)                     349,534

  Real Estate Trust:                                                       5%
     Equity Residential Properties Trust    200             9,587
     Washington Real Estate Trust           600            10,650
                                                         --------
  Total real estate trust (cost $19,788)                   20,237
                                                         --------
  Temporary Investments:                                                   8%
     Cash Funds                                            33,033
                                                         --------
Total investments, (cost $368,222)                                       100%

Statement of Income
                                                            Five Months Ended
                                                                 May 31, 1999
                                                            -----------------
Investment Income:
  Income:
     Interest                                                        $    101
     Dividend                                                           2,659
                                                                      -------
                                                                        2,760
                                                                      -------
  Expenses:
     Investment advisory fee                                            1,831
     Custodian fee                                                        576
                                                                      -------
                                                                        2,407
                                                                      -------
Net investment income                                                 $   353
                                                                      -------
Realized and unrealized gain (loss) on investments:
  Realized gain from securities transactions:
     Proceeds from sales                                              $65,305
     Cost of securities sold                                           49,600
                                                                      -------
          Net realized gain on investments                             15,705
                                                                      -------
Change in net unrealized appreciation of investments:
  Beginning of year                                                    29,823
  End of period                                                        34,593
                                                                      -------
Increase in net unrealized appreciation of investments                  4,770
                                                                      -------
Net gain on investments                                                20,475
                                                                      -------
          Net increase in net assets resulting
          from operations                                             $20,828
                                                                      =======

Statement of Changes in Net Assets
                                                Five Months Ended May 31, 1999
                                                ------------------------------
Increase in assets from operations:
  Net investment income                                               $   353
  Net realized gain from investments                                   15,705
  Change in net unrealized appreciation of investments                  4,770
                                                                      -------
     Net increase in net assets resulting from operations              20,828

Distributions to shareholders                                               0

Capital share transactions:
  Sale of 3,263 shares to investors                                     3,737
                                                                      -------
     Increase in net assets                                            24,565

Net assets, beginning of year                                         402,738
                                                                      -------
Net assets, end of period (including undistributed net
investment income of $353)                                           $427,303


Notes to Financial Statements

1. Management and advisory fees with related parties:

The Company has a contract with Wells Investment Services, Inc. (Wells) wherein Wells acts as investment advisor to the Company.

Under the Advisory and Service Contract, the Company pays the advisor a monthly fee computed on the average daily net assets of the Fund at the annual rate of 1.0% of the average daily net assets of the Fund up to $50 million, plus 0.75% of the next $450 million, and 0.5% of the excess over 500 million. The fee is calculated daily and paid at the end of each month after services have been rendered. The Advisor has voluntarily agreed to limit total expenses to 1.5% of the Company's average net assets computed on a daily basis. The Company paid $1,831 to Wells during the first five months of 1999.

The president of Wells is also president of the Company. Eighty-one percent of the outstanding capital stock of Wells is owned by such officer.

2. Accumulated undistributed investment income:

As of May 31, 1999, net investment income of $353 had not been distributed to the Company's shareholders.

3. None of the Company's financial instruments are held for trading purposes. The Company estimates that the fair value of all financial instruments at May 31, 1999, does not differ materially from the aggregate carrying values of its financial instruments recorded in the accompanying balance sheet. The estimated fair value amounts have been determined by the Company using available market information and appropriate valuation methodologies. Considerable judgement is necessarily required in interpreting market data to develop the estimates of fair value, and accordingly, the estimates are not necessarily indicative of the amounts that the Company could realize in a current market exchange.

4. Ratios:

Expenses to average net assets % (annualized)                   1.41
Net investment income to average net assets % (annualized)      0.21
Portfolio turnover %                                            7.53
Number of shares outstanding at end of period                376,882